SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going concern (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	¥ (460,244,000)	$ (66,729,000)	¥ 14,261,000	¥ 73,123,000
Net current liabilities	228,027,000				$ 33,061,000
Loss from continuing operations	¥ (8,484,000)	$ (1,231,000)	¥ (35,339,000)	¥ (11,588,000)